Short Term Loans From Banks and Others - Schedule of Short Term Loans From Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Loans From Banks and Others [Line Items]
Loans from banks and others	$ 141,782	$ 145,973
Current maturities of long-term loans from banks and others Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS
Loans from banks and others	$ 38,976	66,356
Current maturities of long-term loans from banks and others Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.40%
Current maturities of long-term loans from banks and others Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	2.50%
Commercial securities not listed [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.25%
Currency	NIS
Loans from banks and others	$ 82,259	55,142
Short-term bank loans and credit line [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS and USD
Loans from banks and others	$ 5,738	9,533
Short-term bank loans and credit line [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	3.40%
Short-term bank loans and credit line [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.00%
Current maturities of long-term loans from banks [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS Linked to USD
Loans from banks and others	$ 13,516	13,208
Current maturities of long-term loans from banks [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	6.50%
Current maturities of long-term loans from banks [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	8.40%
Accrued interest on long-term loans from banks and others [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS and USD
Loans from banks and others	$ 1,293	$ 1,734
Accrued interest on long-term loans from banks and others [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	6.50%
Accrued interest on long-term loans from banks and others [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	8.40%